Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Class A
Trading Symbol	KADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.60%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
Net Assets	$ 11,281,442
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$11,281,442
Number of Holdings	4
Portfolio Turnover	148%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange-Traded Fund	97.4%
Cash & Other	2.6%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	44.2%
Vanguard S&P 500 ETF	35.5%
iShares Core High Dividend ETF	8.9%
Invesco Senior Loan ETF	8.8%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Class C
Trading Symbol	KADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.35%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
Net Assets	$ 11,281,442
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$11,281,442
Number of Holdings	4
Portfolio Turnover	148%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange-Traded Fund	97.4%
Cash & Other	2.6%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	44.2%
Vanguard S&P 500 ETF	35.5%
iShares Core High Dividend ETF	8.9%
Invesco Senior Loan ETF	8.8%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Institutional Class
Trading Symbol	KADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
Net Assets	$ 11,281,442
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$11,281,442
Number of Holdings	4
Portfolio Turnover	148%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange-Traded Fund	97.4%
Cash & Other	2.6%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	44.2%
Vanguard S&P 500 ETF	35.5%
iShares Core High Dividend ETF	8.9%
Invesco Senior Loan ETF	8.8%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class A
Trading Symbol	KAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
Net Assets	$ 885,346,935
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$885,346,935
Number of Holdings	12
Portfolio Turnover	118%

Holdings [Text Block]

Top Sectors	(%) of net assets
Exchange-Traded Fund	97.8%
Short-Term Investments	4.1%
Cash & Other	-1.9%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	16.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
SPDR Bloomberg High Yield Bond ETF	14.5%
SPDR Portfolio High Yield Bond ETF	9.9%
Invesco Senior Loan ETF	9.8%
SPDR Blackstone Senior Loan ETF	9.7%
VanEck Fallen Angel High Yield Bond ETF	7.2%
Xtrackers USD High Yield Corporate Bond ETF	4.8%
SPDR Bloomberg Short Term High Yield Bond ETF	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	4.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class C
Trading Symbol	KAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.35%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
Net Assets	$ 885,346,935
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$885,346,935
Number of Holdings	12
Portfolio Turnover	118%

Holdings [Text Block]

Top Sectors	(%) of net assets
Exchange-Traded Fund	97.8%
Short-Term Investments	4.1%
Cash & Other	-1.9%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	16.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
SPDR Bloomberg High Yield Bond ETF	14.5%
SPDR Portfolio High Yield Bond ETF	9.9%
Invesco Senior Loan ETF	9.8%
SPDR Blackstone Senior Loan ETF	9.7%
VanEck Fallen Angel High Yield Bond ETF	7.2%
Xtrackers USD High Yield Corporate Bond ETF	4.8%
SPDR Bloomberg Short Term High Yield Bond ETF	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	4.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Institutional Class
Trading Symbol	KAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
Net Assets	$ 885,346,935
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$885,346,935
Number of Holdings	12
Portfolio Turnover	118%

Holdings [Text Block]

Top Sectors	(%) of net assets
Exchange-Traded Fund	97.8%
Short-Term Investments	4.1%
Cash & Other	-1.9%

Top 10 Issuers	(%) of net assets
Janus Henderson AAA CLO ETF	16.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
SPDR Bloomberg High Yield Bond ETF	14.5%
SPDR Portfolio High Yield Bond ETF	9.9%
Invesco Senior Loan ETF	9.8%
SPDR Blackstone Senior Loan ETF	9.7%
VanEck Fallen Angel High Yield Bond ETF	7.2%
Xtrackers USD High Yield Corporate Bond ETF	4.8%
SPDR Bloomberg Short Term High Yield Bond ETF	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	4.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Growth Fund
Class Name	Class A
Trading Symbol	KAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.60%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
Net Assets	$ 1,387,820,308
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,387,820,308
Number of Holdings	1
Portfolio Turnover	6%

Holdings [Text Block]

Security Type	(%) of net assets
Short-Term Investments	0.4%
Cash & Other	99.6%

Top 10 Issuers	(%) of net assets
United States Treasury Bill	0.4%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Growth Fund
Class Name	Class C
Trading Symbol	KAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.35%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
Net Assets	$ 1,387,820,308
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,387,820,308
Number of Holdings	1
Portfolio Turnover	6%

Holdings [Text Block]

Security Type	(%) of net assets
Short-Term Investments	0.4%
Cash & Other	99.6%

Top 10 Issuers	(%) of net assets
United States Treasury Bill	0.4%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Growth Fund
Class Name	Institutional Class
Trading Symbol	KAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
Net Assets	$ 1,387,820,308
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,387,820,308
Number of Holdings	1
Portfolio Turnover	6%

Holdings [Text Block]

Security Type	(%) of net assets
Short-Term Investments	0.4%
Cash & Other	99.6%

Top 10 Issuers	(%) of net assets
United States Treasury Bill	0.4%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Defender Fund
Class Name	Institutional Class
Trading Symbol	DFNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/defender-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/defender-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	1.49%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/defender-fund-overview for more recent performance information.
Net Assets	$ 64,336,894
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	189.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$64,336,894
Number of Holdings	15
Portfolio Turnover	189%

Holdings [Text Block]

Security Type	(%) of net assets
Exchange Traded Funds	76.5%
Short-Term Investments	16.1%
Written Options	-0.1%
Cash & Other	7.5%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	16.1%
Invesco QQQ Trust Series 1	12.3%
SPDR Portfolio S&P 500 ETF	11.9%
abrdn Physical Gold Shares ETF	11.3%
Vanguard FTSE Europe ETF	11.1%
SPDR Portfolio S&P 600 Small Cap ETF	11.1%
Franklin FTSE Japan ETF	11.0%
iShares 7-10 Year Treasury Bond ETF	7.8%
CBOE Volatility Index	0.0%
S&P 500 Index	-0.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/defender-fund-overview